UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           11/14/08
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        64
                                               -------------

Form 13F Information Table Value Total:        $534,541
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                         FORM13FINFORMATIONTABLE

            COLUMN 1          COLUMN 2         COLUMN3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
----------------------------  --------------   -----     --------   ------------------- ----------  --------   ---------------------

AETNA INC NEW                 COM              00817Y108   13,902     385,000 SH           SOLE                 385,000
AIRTRAN HLDGS INC             COM              00949P108    3,402   1,400,000 SH           SOLE               1,400,000
AIXTRON AKTIENGESELLSCHAFT    SPONSORED ADR    009606104    2,850     475,000 SH           SOLE                 475,000
ASIAINFO HLDGS INC            COM              04518A104    2,295     250,000 SH           SOLE                 250,000
AXT INC                       COM              00246W103      148      78,600 SH           SOLE                  78,600
BLUE COAT SYSTEMS INC         COM NEW          09534T508    5,108     360,000 SH           SOLE                 360,000
CANADIAN SOLAR INC            COM              136635109   26,854   1,375,000 SH           SOLE               1,375,000
CHESAPEAKE ENERGY CORP        COM              165167107    1,793      50,000 SH           SOLE                  50,000
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH  167250109    8,369     435,000 SH           SOLE                 435,000
CHINA SEC & SURVE TECH INC    COM              16942J105    6,940     500,000 SH           SOLE                 500,000
CONTINENTAL RESOURCES INC     COM              212015101   18,634     475,000 SH           SOLE                 475,000
COVANTA HLDG CORP             COM              22282E102   19,212     802,500 SH           SOLE                 802,500
CVS CAREMARK CORPORATION      COM              126650100   20,533     610,000 SH           SOLE                 610,000
DELTA AIR LINES INC DEL       COM NEW          247361702    5,215     700,000 SH           SOLE                 700,000
DEVON ENERGY CORP NEW         COM              25179M103    6,840      75,000 SH           SOLE                  75,000
EMCORE CORP                   COM              290846104    7,311   1,480,000 SH           SOLE               1,480,000
ENOVA SYSTEMS INC             COM NEW          29355M200      433     196,000 SH           SOLE                 196,000
ENVIRONMENTAL PWR CORP        COM NEW          29406L201    2,712   1,232,500 SH           SOLE               1,232,500
EXIDE TECHNOLOGIES            COM NEW          302051206   10,424   1,412,500 SH           SOLE               1,412,500
F5 NETWORKS INC               COM              315616102    4,092     175,000 SH           SOLE                 175,000
FLOTEK INDS INC DEL           COM              343389102    4,950     450,000 SH           SOLE                 450,000
FUSHI COPPERWELD INC          COM              36113E107    6,541     675,000 SH           SOLE                 675,000
GENERAL CABLE CORP DEL NEW    COM NEW          369300108    4,454     125,000 SH           SOLE                 125,000
GRACE W R & CO DEL NEW        COM              38388F108   35,532   2,350,000 SH           SOLE               2,350,000
GUSHAN ENVIRONMENTAL ENRGY L  SPON ADR         40330W106    4,139     810,000 SH           SOLE                 810,000
HARBIN ELECTRIC INC           COM              41145W109    7,703     650,000 SH           SOLE                 650,000
HERBALIFE LTD                 COM USD SHS      G4412G101    7,509     190,000 SH           SOLE                 190,000
MAXWELL TECHNOLOGIES INC      COM              577767106    8,719     653,604 SH           SOLE                 653,604
MEMC ELECTR MATLS INC         COM              552715104    7,065     250,000 SH           SOLE                 250,000
METALICO INC                  COM              591176102    3,947     668,985 SH           SOLE                 668,985
MONOGRAM BIOSCIENCES INC      COM              60975U108    4,246   5,586,600 SH           SOLE               5,586,600
MYLAN INC                     COM              628530107    7,383     646,500 SH           SOLE                 646,500
NETEASE COM INC               SPONSORED ADR    64110W102    7,638     335,000 SH           SOLE                 335,000
NUANCE COMMUNICATIONS INC     COM              67020Y100    5,486     450,000 SH           SOLE                 450,000
OMNITURE INC                  COM              68212S109    4,590     250,000 SH           SOLE                 250,000
ONYX PHARMACEUTICALS INC      COM              683399109    9,045     250,000 SH           SOLE                 250,000
PALM INC NEW                  COM              696643105    2,985     500,000 SH  PUT      SOLE
PETROHAWK ENERGY CORP         COM              716495106   10,274     475,000 SH           SOLE                 475,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101    6,549     175,000 SH           SOLE                 175,000
PHILIP MORRIS INTL INC        COM              718172109    9,380     195,000 SH           SOLE                 195,000
PRIDE INTL INC DEL            COM              74153Q102   10,067     340,000 SH           SOLE                 340,000
RALCORP HLDGS INC NEW         COM              751028101    9,437     140,000 SH           SOLE                 140,000
RF MICRODEVICES INC           COM              749941100    6,570   2,250,000 SH           SOLE               2,250,000
ROCKWOOD HLDGS INC            COM              774415103    1,283      50,000 SH           SOLE                  50,000
RTI INTL METALS INC           COM              74973W107    1,956     100,000 SH           SOLE                 100,000
RUBICON TECHNOLOGY INC        COM              78112T107    4,733     655,600 SH           SOLE                 655,600
SCHERING PLOUGH CORP          COM              806605101   25,285   1,369,000 SH           SOLE               1,369,000
SMART BALANCE INC             COM              83169Y108   15,350   2,340,000 SH           SOLE               2,340,000
STEEL DYNAMICS INC            COM              858119100    2,564     150,000 SH           SOLE                 150,000
SYNTHESIS ENERGY SYS INC      COM              871628103    8,776   1,809,500 SH           SOLE               1,809,500
TALEO CORP                    CL A             87424N104    4,973     250,000 SH           SOLE                 250,000
THERMO FISHER SCIENTIFIC INC  COM              883556102   17,738     322,500 SH           SOLE                 322,500
THOMAS & BETTS CORP           COM              884315102   10,744     275,000 SH           SOLE                 275,000
TRONOX INC                    CL A             897051108      459   2,700,000 SH           SOLE               2,700,000
WALTER INDS INC               COM              93317Q105    4,271      90,000 SH           SOLE                  90,000
WALTER INDS INC               COM              93317Q105    2,373      50,000 SH  CALL     SOLE
WATERS CORP                   COM              941848103    3,782      65,000 SH           SOLE                  65,000
WEATHERFORD INTERNATIONAL LT  COM              G95089101   10,056     400,000 SH           SOLE                 400,000
WONDER AUTO TECHNOLOGY INC    COM              978166106   10,096   1,575,000 SH           SOLE               1,575,000
XTO ENERGY INC                COM              98385X106   15,119     325,000 SH           SOLE                 325,000
YINGLI GREEN ENERGY HLDG CO   ADR              98584B103   16,806   1,525,000 SH           SOLE               1,525,000
YUCHENG TECHNOLOGIES LTD      COM              G98777108   14,629   1,430,000 SH           SOLE               1,430,000
ZBB ENERGY CORPORATION        COM              98876R204    1,376     619,900 SH           SOLE                 619,900
ZHONGPIN INC                  COM              98952K107   10,896   1,025,000 SH           SOLE               1,025,000
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